Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities
in EUR thousands	December 31, 2020	December 31, 2019

Non-current financial liabilities
Convertible bond 2017/2022	2,003	1,977
EIB loan 2017	12,484	11,845
EIB loan 2019	5,591	5,301
Leasing liabilities	2,657	2,987
Total non-current financial liabilities	22,736	22,110

Current financial liabilities
Leasing liabilities	1,057	1,038
Other current liabilities	82	174
Total current financial liabilities	1,139	1,212

Schedule of Contractual Interest and Repayment Obligation to Convertible Bonds and EIB Loan

The contractual interest and repayment obligations relating to convertible bonds and the EIB loan are composed on the balance sheet date as follows:

in EUR thousands	December 31, 2020
	2021	2022	2023	2024	2025	Total
Convertible bond 2017/2022:
Principal repayment	-	2,031	-	-	-	2,031
Interest payment	122	61	-	-	-	183
EIB loan 2017
Principal repayment	-	10,000	-	-	-	10,000
Interest payment	461	4,354	-	-	-	4,815
EIB loan 2019
Principal repayment	-	-	-	5,000	-	5,000
Interest payment	204	214	227	1,874	-	2,519
Leasing liabilities
Principal repayment	1,138	577	603	630	459	3,407
Interest payment	148	85	59	33	6	331

in EUR thousands	December 31, 2019
	2020	2021	2022	2023	2024	2025	Total
Convertible bond 2017/2022:
Principal repayment	-	-	2,031	-	-	-	2,031
Interest payment	122	122	61	-	-	-	305
EIB loan 2017
Principal repayment	-	-	10,000	-	-	-	10,000
Interest payment	433	461	4,949	-	-	-	5,843
EIB loan 2019
Principal repayment	-	-	-	-	5,000	-	5,000
Interest payment	194	204	214	227	2,058	-	2,897
Leasing liabilities
Principal repayment	1,033	1,098	484	503	523	384	4,025
Interest payment	146	114	64	44	24	4	396